Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
AMERISOURCEBERGEN CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other	Deductions-	End of
Description	of Period	Expenses (1)	Accounts (2)	Describe (3)	Period

	(In thousands)
Year Ended September 30, 2012
Allowance for doubtful accounts	$88,833	$23,058	$-	$(26,150)	$85,741

Year Ended September 30, 2011
Allowance for doubtful accounts	$93,849	$37,878	$62	$(42,956)	$88,833

Year Ended September 30, 2010
Allowance for doubtful accounts	$89,697	$41,697	$-	$(37,545)	$93,849
___________

(1)       Represents the provision for doubtful accounts.

(2)       Represents the aggregate allowances of acquired entities at the respective acquisition dates.

(3)       Represents accounts written off during year, net of recoveries.